Long-Term Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt

11. LONG-TERM DEBT

Long-term debt as of December 31, 2013 and 2012 consisted of the following:

	2013	2012
Term A Loan	$—	$152,000
Term B Loan	—	1,293,774
Term B-2 Loans	1,397,975	—
Revolving credit agreement	—	—
Senior Notes	260,000	400,000

Total long-term debt	1,657,975	1,845,774
Less discounts	(16,742)	(21,800)
Less current maturities	(14,050)	(21,330)

Total long-term debt, net of current maturities	$1,627,183	$1,802,644

In conjunction with the Company’s initial public offering completed on April 24, 2013, the Company used $37,000 of the net proceeds received from the offering to repay a portion of the outstanding indebtedness under the then existing Term B Loan and $140,000 to redeem a portion of its Senior Notes at a redemption price of 111.0%, plus accrued and unpaid interest thereon, pursuant to a provision in the indenture governing the Senior Notes that permitted the Company to redeem up to 35% of the aggregate principal amount of the Senior Notes with the net cash proceeds of certain equity offerings and pay estimated premiums and accrued interest thereon. The redemption premium of $15,400 along with a write-off of approximately $5,500 in related discounts and deferred financing costs is included in loss on early extinguishment of debt and write-off of discounts and deferred financing costs on the Company’s consolidated statement of comprehensive income for the year ended December 31, 2013. See further discussion in Note 19-Stockholders’ Equity.

On December 1, 2009, SEA entered into both senior secured credit facilities (“Senior Secured Credit Facilities”) and issued $400,000 of 13.5% unsecured senior notes due December 1, 2016 (the “Senior Notes”).

Senior Secured Credit Facilities

SEA is the borrower under the Company’s Senior Secured Credit Facilities pursuant to a credit agreement dated as of December 1, 2009, by and among SEA, as borrower, Bank of America, N.A., as administrative agent, collateral agent, letter of credit issuer and swing line lender and the other agents and lenders party thereto, as the same may be amended, restated, supplemented or modified from time to time. Effective on February 17, 2011, April 15, 2011, March 30, 2012, April 24, 2013 and May 14, 2013, SEA entered into Amendments No. 1, 2, 3, 4 and 5, respectively, of the Senior Secured Credit Facilities (collectively, the “Amendments”).

As a result of Amendment No. 1, the original term loan was refinanced into two tranches of term loans, Term A Loans (original balance of $150,000), and Term B Loans (original balance of $900,000). As a result of Amendment No. 2, $17,000 of the Term B Loan was refinanced to the Term A Loan. In addition, the revolving credit commitment availability under the Senior Secured Credit Facilities increased to $172,500.

Amendment No. 3 increased the amount of Term B Loans (“Additional Term B Loans”) by $500,000 for the purposes of financing a dividend payment to the stockholders in the same amount during the three months ended March 31, 2012. The Additional Term B Loans were issued at a discount which was being amortized to interest expense using the weighted average interest method.

Amendment No. 4 amended the terms of the existing Senior Secured Credit Facilities to, among other things, permit SEA to pay certain distributions following an initial public offering and replace the then existing $172,500 senior secured revolving credit facility with a new $192,500 senior secured revolving credit facility. The new senior secured revolving credit facility will mature on the earlier of (a) April 24, 2018 or (b) the 91st day prior to the earlier of (1) the maturity date of Senior Notes with an aggregate principal amount greater than $50,000 outstanding and (2) the maturity date of any indebtedness incurred to refinance any of the Term Loans or the Senior Notes. Amendment No. 5 amended the terms of the existing Senior Secured Credit Facilities to, among other things, refinance Term A Loan and Term B Loan into new Term B-2 Loans, extend the final maturity date of the term loan facilities, reduce future principal and interest payments, and provide for additional future borrowings.

The Term B-2 Loans were borrowed in an aggregate principal amount of $1,405,000. Borrowings under the Term B-2 Loans bear interest, at SEA’s option, at a rate equal to a margin over either (a) a base rate determined by reference to the higher of (1) the Bank of America’s prime lending rate and (2) the federal funds effective rate plus 1/2 of 1% or (b) a LIBOR rate determined by reference to the British Bankers Association (“BBA”) LIBOR rate for the interest period relevant to such borrowing. The margin for the Term B-2 Loans is 1.25%, in the case of base rate loans, and 2.25%, in the case of LIBOR rate loans, subject to a base rate floor of 1.75% and a LIBOR floor of 0.75%. The applicable margin for the Term B-2 Loans (under either a base rate or LIBOR rate) is subject to one 25 basis point step-down upon achievement by SEA of a certain leverage ratio. At December 31, 2013, the Company selected the LIBOR rate (interest rate of 3.00% at December 31, 2013).

Term B-2 Loans amortize in equal quarterly installments in an aggregate annual amount equal to 1.0% of the original principal amount of the Term B-2 Loans on the Amendment No. 5 effective date, with the first payment due and paid on September 30, 2013 and the balance due on the final maturity date. The Term B-2 Loans have a final maturity date of May 14, 2020. Amendment No. 5 also permits SEA to add one or more incremental term loan facilities to the Senior Secured Credit Facilities and/or increase commitments under the Revolving Credit Facility in an aggregate principal amount of up to $350,000. SEA may also incur additional incremental term loans provided that, among other things, on a pro forma basis after giving effect to the incurrence of such incremental term loans, the first lien secured leverage ratio, as defined in the Senior Secured Credit Facility, is no greater than 3.50 to 1.00.

As a result of Amendment No. 5, approximately $11,500 of debt issuance costs were written off and included as loss on early extinguishment of debt and write-off of discounts and deferred financing costs on the Company’s consolidated statement of comprehensive income for the year ended December 31, 2013. As a result of Amendments No. 4 and 5, the Company capitalized fees totaling approximately $14,000.

In addition to paying interest on outstanding principal under the Senior Secured Credit Facilities, the Company is required to pay a commitment fee to the lenders under the Revolving Credit Facility in respect of the unutilized commitments thereunder. The commitment fee rate is 0.50% per annum. SEA is also required to pay customary letter of credit fees.

SEA had no amounts outstanding at December 31, 2013 and 2012, relating to the Revolving Credit Facility. The revolving credit commitment includes up to $20,000 in short-term loans (five days in duration) and up to $50,000 in letters of credit. Any amounts borrowed under the short-term loans or as letters of credit reduce the total amount available under the revolving credit loan. All amounts outstanding under the revolving credit commitment are due on the Revolving Credit Facility maturity date, except for borrowings under the short term loans, which are payable within five business days of the original borrowing. As of December 31, 2013, the Company had approximately $23,500 of outstanding letters of credit, leaving approximately $169,000 available for borrowing.

On August 9, 2013, SEA entered into Amendment No. 6 of the Senior Secured Credit Facilities. Amendment No. 6 amends the calculation of the Company’s covenant Adjusted EBITDA to allow the add back of the termination fee paid in connection with the termination of the 2009 Advisory Agreement between the Company and affiliates of Blackstone (see Note 16-Related-Party Transactions).

SEA is required to prepay the outstanding Term B-2 loans, subject to certain exceptions, in the event of:

•	50% of SEA’s annual “excess cash flow” (with step-downs to 25% and 0%, as applicable, based upon SEA’s total net leverage ratio), subject to certain exceptions;

•	100% of the net cash proceeds of certain non-ordinary course asset sales or other dispositions subject to reinvestment rights and certain exceptions; and

•	100% of the net cash proceeds of any incurrence of debt by SEA or any of its restricted subsidiaries, other than debt permitted to be incurred or issued under the Senior Secured Credit Facilities.

Notwithstanding any of the foregoing, each lender of term loans has the right to reject its pro rata share of mandatory prepayments described above, in which case SEA may retain the amounts so rejected. The foregoing mandatory prepayments will be applied pro rata to installments of term loans in direct order of maturity. There were no mandatory prepayments during the year ended December 31, 2013 or 2012 since none of the events indicated above occurred during the year.

SEA may voluntarily repay amounts outstanding under the Senior Secured Credit Facilities at any time without premium or penalty, other than prepayment premium on voluntary prepayment of Term B-2 Loans on or prior to May 14, 2014 and customary “breakage” costs with respect to LIBOR loans.

The obligations under the Senior Secured Credit Facilities are fully, unconditionally and irrevocably guaranteed by the Company, any subsidiary of the Company that directly or indirectly owns 100% of the issued and outstanding equity interests of SEA, and, subject to certain exceptions, each of SEA’s existing and future material domestic wholly-owned subsidiaries. The Senior Secured Credit Facilities are collateralized by first priority or equivalent security interests, subject to certain exceptions, in (i) all the capital stock of, or other equity interests in, substantially all of the Company’s direct or indirect material domestic subsidiaries and 65% of the capital stock of, or other equity interests in, any “first tier” foreign subsidiaries and (ii) certain tangible and intangible assets of SEA and the Company. Certain financial, affirmative and negative covenants, including a maximum total net leverage ratio, minimum interest coverage ratio and maximum capital expenditures are included in the Senior Secured Credit Facilities. If an event of default occurs, the lenders under the Senior Secured Credit Facilities will be entitled to take various actions, including the acceleration of amounts due under the Senior Secured Credit Facilities and all actions permitted to be taken by a secured creditor.

Senior Notes

On March 30, 2012, in conjunction with the execution of Amendment No. 3 to the Senior Secured Credit Facilities, SEA also entered into the Second Supplemental Indenture (the “Second Supplemental Indenture”) which, among other matters, reduced the interest rate on the Senior Notes to 11.0% per annum. Interest is payable semi-annually in arrears. The obligations under the Senior Notes are guaranteed by the same entities as those that guarantee the Senior Secured Credit Facilities. The Second Supplemental Indenture also granted waivers to allow SEA to issue the additional $500,000 of Term B Loans to fund the dividend payment discussed above.

SEA can redeem some or all of the Senior Notes at any time prior to December 1, 2014, at a price equal to 100% of the principal amount of the Senior Notes redeemed plus the Applicable Premium as of, and accrued and unpaid interest to, the redemption date, subject to the right of the holders of record on the relevant record date to receive interest due on the relevant interest payment date. The “Applicable Premium” is defined as the greater of (1) 1.0% of the principal amount of the Senior Notes and (2) the excess, if any, of (a) the present value at such redemption date of (i) the redemption price of the Senior Notes at December 1, 2014 plus (ii) all required interest payments due on the Senior Notes through December 1, 2014 (excluding accrued but unpaid interest to the redemption date), computed using a discount rate equal to the Treasury Rate plus 50 basis points over (b) the principal amount of the Senior Notes. On or after December 1, 2014, the Senior Notes may be redeemed at 105.5% and 102.75% of the principal balance beginning on December 1, 2014 and 2015, respectively. The Second Supplemental Indenture also increased the covenant leverage ratio, as defined, from 2.75 to 1.00 to 3.00 to 1.00.

In conjunction with the execution of Amendment No. 4 to the Senior Secured Credit Facilities, SEA also entered into the Fourth Supplemental Indenture, dated April 5, 2013 (the “Fourth Supplemental Indenture”). The Fourth Supplemental Indenture, among other matters, amended the transactions with affiliates covenant to allow for the payment of a termination fee, not to exceed $50,000, in connection with the termination of the 2009 Advisory Agreement between the Company and affiliates of Blackstone (see Note 16-Related-Party Transactions).

On November 22, 2013, SEA entered into the Fifth Supplemental Indenture in order to conform certain provisions of the “limitation on restricted payments” covenant of the Indenture to the corresponding provisions of the Senior Secured Credit Facilities.

In connection with the issuance of the Senior Notes, the holders of the Senior Notes received warrants to purchase 101,000 (not in thousands) Partnerships units for $100 (not in thousands) per unit. The Partnerships, in turn, received warrants to acquire 808,000 (not in thousands) shares of the Company’s common stock. The total value of the warrants at December 1, 2009 was $5,000 and was recorded by the Company as additional paid-in capital and a discount on the Senior Notes. The additional discount is being amortized to interest expense over the term of the Senior Notes. The unamortized discount at December 31, 2013 and 2012, of $2,083 and $2,798, respectively, is presented as a reduction of the carrying value of the Senior Notes in the accompanying consolidated financial statements. During 2011, all the warrants were exercised for cash in accordance with the underlying warrant agreement, the holders of the Senior Notes received 101,000 (not in thousands) limited partnership units of the Partnerships and the Company issued a total of 808,000 (not in thousands) shares of common stock to the Partnerships.

As of December 31, 2013, the Company was in compliance with all covenants in the provisions contained in the documents governing the Senior Secured Credit Facilities and in the indenture governing the Senior Notes.

Deferred financing costs, net of accumulated amortization and amounts written-off for early extinguishment of debt, were $32,317 and $44,103 as of December 31, 2013 and 2012, respectively, are being amortized to interest expense using the effective interest method over the term of the Senior Secured Credit Facilities or the Senior Notes and are included in other assets in the accompanying consolidated balance sheets. Financing costs paid to the creditors amounting to $13,968 and $15,046 in 2013 and 2012, respectively, directly related to the Amendments noted above were recorded as deferred financing costs.

Interest Rate Swap Agreements

On August 23, 2012, SEA executed two interest rate swap agreements (the “Interest Rate Swap Agreements”) to effectively fix the interest rate on $550,000 of the Term B Loans. Each interest rate swap had a notional amount of $275,000; was scheduled to mature on September 30, 2016; required the Company to pay a fixed rate of interest of 1.247% per annum; paid swap counterparties a variable rate of interest based upon three month BBA LIBOR; and had interest settlement dates occurring on the last day of December, March, June and September through maturity. SEA had designated such interest rate swap agreements as qualifying cash flow hedge accounting relationships. As a result of Amendment No. 5, in May 2013, the Interest Rate Swap Agreements were restructured into two interest rate swaps totaling $550,000 to match the refinanced debt. Each restructured interest rate swap has a notional amount of $275,000; matures on September 30, 2016; requires the Company to pay a fixed rate of interest between 1.049% and 1.051% per annum; pays swap counterparties a variable rate of interest based upon the greater of 0.75% or three month BBA LIBOR; and has interest settlement dates occurring on the last day of December, March, June and September through maturity. SEA designated such interest rate swap agreements as qualifying cash flow hedge accounting relationships as further discussed in Note 12-Derivative Instruments and Hedging Activities which follows.

In March 2014, the Company executed a new interest rate swap agreement to effectively fix the interest rate on $450,000 of the Term B-2 Loans. The interest rates swap has an effective date of March 31, 2014, has a notional amount of $450,000 and is scheduled to mature on September 30, 2016.

Cash paid for interest relating to the Senior Secured Credit Facilities and the Senior Notes discussed above as well as the Interest Rate Swap Agreements was $85,514, $102,551 and $97,575 during the years ended December 31, 2013, 2012 and 2011, respectively.

Long-term debt at December 31, 2013, is repayable as follows, not including any possible prepayments described above:

Years Ending December 31,
2014	$14,050
2015	14,050
2016	14,050
2017	274,050
2018	14,050
Thereafter	1,327,725

Total	$1,657,975